Tax Status (Narrative) (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Tax Status [Line Items]
Employee Benefit Plan Tax Determination Letter Date	Mar. 17, 2023
Employee Benefit Plan Tax Determination Letter Obtained	true
Employee Benefit Plan Tax Qualification Status Extensible Enumeration	us-gaap:QualifiedPlanMember